Leases	12 Months Ended
Dec. 31, 2019
Text Block Abstract [Abstract]
Leases
Note 14—Leases
The Company primarily leases office- and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. Generally, the lease terms are between 2 and 10 years, and in addition, in order to improve flexibility to our operations, may provide us options to extend the lease or terminate the lease within the enforceable lease term. In our current lease portfolio, extension and termination options range between
1-6
years, in addition to the
non-cancellable
period.
We have implemented IFRS 16 by applying the modified retrospective approach. Accordingly, no comparative information is disclosed.
Leases Liabilities and Payments
Development in lease liabilities
in 2019
are specified below:

	Beginning of period (1)	Additions	Accretion of interests	Cash out-flow	Foreign exchange translation (non-cash item)	End of period
	(EUR’000)
Lease liabilities	17,700	21,240	1,014	(3,870)	535	36,619

(1)	Beginning balance includes the impact from implementing IFRS 16, “Leases” at January 1, 2019.
Total cash outflow for lease
s
in 2019 was €4.5 million which include prepaid leases at January 1, 2019 and at commencement date of new leases in 2019.
The maturity analysis of lease liabilities is disclosed in Note 17, “Financial Risk Management and Financial Instruments” in the section “Liquidity Risk Management”.
Expenses Relating to Leases
The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss:

2019
(EUR’000)
Lease expenses
Depreciations (research and development) (Note 10)	3,943
Depreciations (general and administration) (Note 10 )	1,294
Expenses relating to short term leases and leases of low value assets	202
Lease interests (Note 7)	1,014
Total lease expenses	6,453